March 24, 2025

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re: Vanguard Malvern Funds (the “Trust”) 33-23444

Commissioners:

Enclosed is the 96th Post-Effective Amendment to the Trust’s Registration Statement on Form N-1A (the “Amendment”), which we are filing pursuant to Rule 485(a)(2) under the Securities Act of 1933. The purpose of this Amendment is to add Vanguard Multi-Sector Income Bond ETF, a new series of the Trust.

Prior to the effective date, Vanguard will submit a Rule 485(b) filing that will include text addressing any SEC staff comments.

If you have questions or comments concerning the enclosed Amendment, please contact Marc Foster at marc_foster@vanguard.com.

Sincerely,

/s/

Laura Bautista

Assistant General Counsel

The Vanguard Group, Inc.

Enclosures

cc: Lisa N. Larkin

U.S. Securities and Exchange Commission